Pay vs Performance Disclosure - USD ($)		12 Months Ended			22 Months Ended	69 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation (calculated in the same manner as compensation is calculated for purposes of the Summary Compensation Table) for our principal executive officers (“PEOs”) and, as an average, for our other named executive officers (“Non-PEO NEOs”), (ii) a measure of compensation referred to as “compensation actually paid” (calculated in accordance with Item 402(v) of Regulation S-K) for our PEOs and, as an average, for our other Non-PEO NEOs, and (iii) certain financial performance measures, in each case, for our three most recently completed fiscal years. As discussed below under “Financial Performance Measures,” the Company did not use financial performance measures in 2022 to link compensation actually paid to the Company’s performance. As a result, the following table does not an additional financial performance measure selected by the Company.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Andrea L. Olshan ($)	Summary Compensation Table Total for Benjamin Schall ($)	Compensation Actually Paid to Andrea L. Olshan ($)	Compensation Actually Paid to Benjamin Schall ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($ in thousands)
(a)	(b)1	(c)1	(d)2	(e)3	(f)4	(g)5	(h)6	(i)7	(j)8
2022	4,464,584	-	3,509,293	-	282,692	212,466	30	90	(152,964)
2021	5,535,609	97,655	4,846,442	(2,872,955)	1,216,648	1,117,444	33	123	(38,985)
2020	-	2,288,554	-	(3,032,742)	811,351	88,941	37	89	(120,097)
[1]	The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Olshan (who has been our PEO since March 2021) and Benjamin Schall (who was our PEO from May 2015 through January 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.
[2]	The dollar amounts reported in column (d) represents the amount of “compensation actually paid” to Ms. Olshan for the corresponding year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Olshan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Olshan’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for Ms. Olshan ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Ms. Olshan ($)
2022	4,464,584	(2,552,546)	1,597,255	3,509,293
2021	5,535,609	(3,737,493)	3,048,326	4,846,442
2020	-	-	-	-
(a)	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-
[3]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to Mr. Schall, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Mr. Schall during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made Mr. Schall’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Reported Summary Compensation Table Total for Mr. Schall ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(a)	Compensation Actually Paid to Mr. Schall ($)
2022	-	-	-	-
2021	97,655	-	(2,970,610)	(2,872,955)
2020	2,288,554	(1,706,276)	(3,615,020)	(3,032,742)
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)
[4]	The dollar amounts reported in column (f) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, John, Garilli, Matthew Fernand, Eric Dinenberg, and Amanda Lombard; (ii) for 2021, Matthew Fernand, Eric Dinenberg, Amanda Lombard, and Kenneth Lombard; and (iii) for 2020, Matthew Fernand, Amanda Lombard, Kenneth Lombard, Brian Dickman, and Mary Rottler.
[5]	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 4, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	282,692	(274,720)	204,494	212,466
2021	1,216,648	(321,510)	222,306	1,117,444
2020	811,351	(250,381)	(472,029)	88,941
(a)	For 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual cash bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual cash bonus with a grant date fair value of $67,995).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)
[6]	Represents our cumulative TSR calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[7]	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the MSCI US REIT Index.
[8]	The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (d) represents the amount of “compensation actually paid” to Ms. Olshan for the corresponding year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Olshan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Olshan’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for Ms. Olshan ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Ms. Olshan ($)
2022	4,464,584	(2,552,546)	1,597,255	3,509,293
2021	5,535,609	(3,737,493)	3,048,326	4,846,442
2020	-	-	-	-
(a)	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to Mr. Schall, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Mr. Schall during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made Mr. Schall’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Reported Summary Compensation Table Total for Mr. Schall ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(a)	Compensation Actually Paid to Mr. Schall ($)
2022	-	-	-	-
2021	97,655	-	(2,970,610)	(2,872,955)
2020	2,288,554	(1,706,276)	(3,615,020)	(3,032,742)
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 282,692	$ 1,216,648	$ 811,351
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 212,466	1,117,444	88,941
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 4, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	282,692	(274,720)	204,494	212,466
2021	1,216,648	(321,510)	222,306	1,117,444
2020	811,351	(250,381)	(472,029)	88,941
(a)	For 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual cash bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual cash bonus with a grant date fair value of $67,995).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The decline in amount of compensation actually paid to Ms. Olshan over the two years of her employment with us (2021-2022) and the decline in average amount of compensation actually paid to the Non-PEO NEOs over the same period is generally aligned with the Company’s cumulative TSR over the same period. The alignment of compensation actually paid with the Company’s cumulative TSR over this period is because a significant portion of the compensation actually paid to Ms. Olshan and to the Non-PEO NEOs was comprised of equity awards and the Company’s trading price during this period reflected a modest decline.

The negative compensation actually paid to Mr. Schall from 2020 to 2021 (until his departure on January 22, 2021) is reflective of the fact that most of his compensation actually paid during this period was comprised of his outstanding equity awards. Due to the outbreak of the COVID-19 pandemic, the Company’s trading price dropped significantly from where it was trading at the end of 2019, resulting in a large decrease in the value of Mr. Schall’s outstanding equity awards and a corresponding decrease in the compensation actually paid to him in 2020. Mr. Schall’s negative compensation actually paid in 2021 is reflective of the fact that he forfeited all of his outstanding equity awards in connection with his departure in January 2021.

The average amount of compensation actually paid to the Non-PEO NEOs, which reflects an upward trend from 2020 to 2021 that is inverse to the slightly negative trend of our cumulative TSR during the same period, is attributable (i) to the fact that a significant portion of the compensation actually paid to the Non-PEO NEOs was comprised of outstanding equity awards, (ii) the Non-PEO NEOs received significantly lower annual cash bonus payouts in 2020 and (iii) the annual bonus program normalized in 2021. Like Mr. Schall, the average compensation actually paid to the Non-PEO NEOs in 2020 reflects the sharp decrease in the value of our stock in 2020 compared to its value at the end of 2019 (coincident with the outbreak of the COVID-19 pandemic), resulting in a large decrease in the value of their outstanding equity awards and a corresponding decrease in the average compensation actually paid to them in 2020. The average compensation actually paid to the Non-PEO NEOs in 2021 reflects the moderation in value of our stock price from the end of 2020 to the end of 2021 and their receipt of 2021 annual bonuses that were generally consistent with pre-pandemic amounts after receiving significantly lower payouts in 2020.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

The Company does not use net income (loss) as a performance measure in its executive compensation program because it is neither a reliable indication of our Company’s performance nor an effective measure of long-term value creation for our Company. Therefore, even though the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to the Non-PEO NEOs was generally aligned with the Company’s net income (loss) over the three years presented in the Pay Versus Performance Table, we do not view our net income (loss) results as having a relationship to our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The Company’s cumulative TSR over the three-year period presented in the Pay Versus Performance Table was negative 70%, while the cumulative TSR of the peer group presented for this purpose, the MSCI US REIT Index, was negative 10% over the three years presented in the table. Based on an initial $100 investment, the Company’s cumulative TSR underperformed the index in each of 2020, 2021 and 2022.

Total Shareholder Return Amount	[3]	$ 30	33	37
Peer Group Total Shareholder Return Amount	[4]	90	123	89
Net Income (Loss)	[5]	$ (152,964,000)	(38,985,000)	(120,097,000)
PEO Name					Ms. Olshan	Benjamin Schall
Additional 402(v) Disclosure [Text Block]

Financial Performance Measures

As described in greater detail in the section of this Proxy Statement entitled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects our focus on executing our strategic goals in connection with implementation of the Plan of Sale, which necessitated redesigning our executive compensation program in 2022. Specifically, our redesigned annual cash bonus program provided that each eligible executive would receive a bonus in an amount equal to the executive’s target annual cash bonus incentive, subject to the executive’s continued employment through the bonus payment date, and further provided that there would be no performance measures applicable in 2022. In addition, rather than granting executives a mix of time-based vesting and performance-based vesting RSUs as we have in the past, our redesigned annual equity award program was comprised entirely of time-based vesting RSUs, which will vest ratably over a period of three years. Our other elements of executive compensation, including base salary and employee benefits, are also not linked to financial performance measures. As a result, our 2022 executive compensation program did not use financial performance measures to link compensation actually paid to the Company’s performance. As a result, we have not included a tabular list of financial performance measures in this disclosure.

Andrea L. Olshan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	$ 4,464,584	5,535,609
PEO Actually Paid Compensation Amount	[7]	3,509,293	4,846,442
Benjamin Schall [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]		97,655	2,288,554
PEO Actually Paid Compensation Amount	[8]		(2,872,955)	(3,032,742)
PEO [Member] | Andrea L. Olshan [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(2,552,546)	(3,737,493)
PEO [Member] | Andrea L. Olshan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	1,597,255	3,048,326
PEO [Member] | Andrea L. Olshan [Member] | Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,346,587	2,678,224
PEO [Member] | Andrea L. Olshan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(704,132)
PEO [Member] | Andrea L. Olshan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(45,200)
PEO [Member] | Andrea L. Olshan [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			370,102
PEO [Member] | Andrea L. Olshan [Member] | Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Andrea L. Olshan [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Benjamin Schall [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Benjamin Schall [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			(1,706,276)
PEO [Member] | Benjamin Schall [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]		(2,970,610)	(3,615,020)
PEO [Member] | Benjamin Schall [Member] | Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				763,611
PEO [Member] | Benjamin Schall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,914,319)
PEO [Member] | Benjamin Schall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(640,968)
PEO [Member] | Benjamin Schall [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Benjamin Schall [Member] | Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,970,610)
PEO [Member] | Benjamin Schall [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				176,656
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(274,720)	(321,510)	(250,381)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	204,494	222,306	(472,029)
Non-PEO NEO [Member] | Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		241,746	250,235	65,652
Non-PEO NEO [Member] | Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,066)	(58,214)	(263,199)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,190)	24,319	(55,871)
Non-PEO NEO [Member] | Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(25,997)	(740)	(229,731)
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 6,706	$ 11,120

[1]	The dollar amounts reported in column (f) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, John, Garilli, Matthew Fernand, Eric Dinenberg, and Amanda Lombard; (ii) for 2021, Matthew Fernand, Eric Dinenberg, Amanda Lombard, and Kenneth Lombard; and (iii) for 2020, Matthew Fernand, Amanda Lombard, Kenneth Lombard, Brian Dickman, and Mary Rottler.
[2]	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 4, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	282,692	(274,720)	204,494	212,466
2021	1,216,648	(321,510)	222,306	1,117,444
2020	811,351	(250,381)	(472,029)	88,941
(a)	For 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual cash bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual cash bonus with a grant date fair value of $67,995).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)

[3]	Represents our cumulative TSR calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the MSCI US REIT Index.
[5]	The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.
[6]	The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Olshan (who has been our PEO since March 2021) and Benjamin Schall (who was our PEO from May 2015 through January 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.
[7]	The dollar amounts reported in column (d) represents the amount of “compensation actually paid” to Ms. Olshan for the corresponding year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Olshan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Olshan’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for Ms. Olshan ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Ms. Olshan ($)
2022	4,464,584	(2,552,546)	1,597,255	3,509,293
2021	5,535,609	(3,737,493)	3,048,326	4,846,442
2020	-	-	-	-
(a)	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-

[8]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to Mr. Schall, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Mr. Schall during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made Mr. Schall’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Reported Summary Compensation Table Total for Mr. Schall ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(a)	Compensation Actually Paid to Mr. Schall ($)
2022	-	-	-	-
2021	97,655	-	(2,970,610)	(2,872,955)
2020	2,288,554	(1,706,276)	(3,615,020)	(3,032,742)
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)

[9]	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
[10]
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-

[11]
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)

[12]	For 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual cash bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual cash bonus with a grant date fair value of $67,995).
[13]
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)